Stock Options and Restricted Shares (Tables)	12 Months Ended
Mar. 31, 2022
Stock Options And Restricted Shares [Abstract]
Schedule of fair value options granted
2020
Exercise price	$1.97
Risk-free interest rate	1.66%
Expected life	2.5 years
Expected volatility	41.83%
Expected dividend yield	8%

2021
Exercise price	$2.42
Risk-free interest rate	0.22%
Expected life	2.5 years
Expected volatility	53.56%
Expected dividend yield	8%

Schedule of stock option activity
			Weighted
		Weighted	average
	Number of	average	remaining
	stock	exercise	contractual
	options	price	life (years)
		$
Outstanding as of April 1, 2020	-	-	-
Granted	410,000	1.97	-
Exercised	-	-	-
Cancelled	(25,000)	-	-
Outstanding as of March 31, 2020	385,000	1.97	4.36

Granted	40,000	2.42	-
Exercised	(40,000)	-	-
Cancelled	(20,000)	-	-
Outstanding as of March 31, 2021	365,000	1.97	3.36

Exercised	(10,000)	-	-
Cancelled	(5,000)	-	-
Outstanding as of March 31, 2022	350,000	1.97	2.36
Exercisable as of March 31, 2021	365,000	1.97	3.36
Exercisable as of March 31, 2022	350,000	1.97	2.36